        Supplement Dated October 2, 2000 to Prospectus Dated May 1, 2000
      for Pacific Select Variable Annuity II, a variable annuity contract issued by Pacific Life Insurance Company

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a supplement dated August 28, 2000:

                      ---------------------------------------------------------
Two new Variable      The two new Variable Investment Options are added to
Investment Options    the list on page 1 of the Prospectus.
are available

 . Strategic Value
 . Focused 30

                      ---------------------------------------------------------
The Bond and Income    The Bond and Income Variable Account terminated on
Investment Option      September 22, 2000. There will be no charge on
is no longer           transfers for at least 60 days from that date.
available              Thereafter, Pacific Life reserves the right to impose
                       transfer fees for transfers as stated in the Prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make annually.

                       All references to the Bond and Income Investment Option, Portfolio, Subaccount or Variable Account in this Prospectus are removed.

                       Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Subaccount, the instruction will be deemed an instruction for the Managed Bond Subaccount. Instructions include, but are not limited to, instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Sweep Programs, and Partial Withdrawal instructions.

                      ---------------------------------------------------------
The Strategic Value    The Strategic Value and Focused 30 Variable Accounts
and Focused 30         invest in the Strategic Value and Focused 30 Portfolios
Variable Accounts      of the Fund. References to the 20 Variable Investment
are added as           Options throughout the Prospectus are changed to refer
Variable Investment    to 22 Variable Investment Options or Subaccounts.
Options

                      ---------------------------------------------------------
AN OVERVIEW OF         The following on page 7 of the Prospectus is replaced:
PACIFIC SELECT
VARIABLE ANNUITY       Other Expenses
II-Fees and            The table also shows the Fund expenses for each
Expenses Paid by       Portfolio based on expenses in 1999, adjusted to
the Pacific Select     reflect recently reduced custody fees. To help limit
Fund: Other            Fund expenses, effective July 1, 2000 we have
Expenses is            contractually agreed to waive all or part of our
replaced               investment advisory fees or otherwise reimburse each
                       Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets.
                       Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for the Strategic Value and Focused 30 Portfolios, that do not exceed the previously established 0.25% expense cap.
                       Any amounts repaid to us will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In
                       1999, Pacific Life reimbursed the Small-Cap Index
                       Portfolio $96,949.

                  -----------------------------------------------------------------------
CAPTION>
                                                                   Less
                                       Advisory Other    Total     adviser's     Total net
                    Portfolio          fee      expenses expenses+ reimbursement expenses
                  -----------------------------------------------------------------------
                                           As an annual % of average daily net assets
                   Aggressive
                    Equity               0.80     0.04     0.84          --        0.84
                   Emerging
                    Markets/1/           1.10     0.19     1.29          --        1.29
                   Diversified
                    Research/2/          0.90     0.05     0.95          --        0.95
                   Small-Cap Equity      0.65     0.04     0.69          --        0.69
                   International
                    Large-Cap/2/         1.05     0.10     1.15          --        1.15
                   Equity                0.65     0.03     0.68          --        0.68
                   I-Net
                    Tollkeeper/2/        1.50     0.14     1.64        (0.04)      1.60
                   Multi-Strategy        0.65     0.04     0.69          --        0.69
                   Equity Income         0.65     0.04     0.69          --        0.69
                   Strategic
                    Value/2/             0.95     0.08     1.03          --        1.03
                   Growth LT             0.75     0.03     0.78          --        0.78
                   Focused 30/2/         0.95     0.08     1.03          --        1.03
                   Mid-Cap Value         0.85     0.07     0.92          --        0.92
                   Equity Index/3/       0.25     0.04     0.29          --        0.29
                   Small-Cap Index       0.50     0.30     0.80        (0.20)      0.60
                   REIT                  1.10     0.15     1.25        (0.05)      1.20
                   International
                    Value                0.85     0.09     0.94          --        0.94
                   Government
                    Securities           0.60     0.05     0.65          --        0.65
                   Managed Bond/1/       0.60     0.05     0.65          --        0.65
                   Money Market/1/       0.35     0.04     0.39          --        0.39
                   High Yield
                    Bond/1/              0.60     0.05     0.65          --        0.65
                   Large-Cap Value       0.85     0.08     0.93          --        0.93
                  -----------------------------------------------------------------------

                       /1/ Total adjusted net expenses for these Portfolios in
                           1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.

                       /2/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 1999 because the Portfolios started after December 31, 1999.

                       /3/ Total adjusted net expenses for the Equity Index
                           Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the Portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this Portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.

                       + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0023% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
AN OVERVIEW OF         The following under Examples on page 8 of the
PACIFIC SELECT         Prospectus is replaced:
VARIABLE ANNUITY
II-Examples is         The following table shows the expenses you would pay on
replaced               each $1,000 you invested if, at the end of each period,
                       you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $35,000

                       . the Investment Options have an annual return of 5%

                       . the Annual Fee is deducted for Contract Values less
                         than $50,000, after deducting any outstanding loan and interest

                       . no Annual Fee is deducted for annuitized amounts or
                         Contract Values of $50,000 or more.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ---------------------------------------------------------------------------------------
                                                                                      Expenses if you did
                                                                                      not annuitize or
                                            Expenses if you      Expenses if you      surrender, but left
                                            annuitized           surrendered          the money in your
                                            your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------------
                   Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------------
                   Aggressive Equity          87   72  124   265   87  117  133   265   24   72  124   265
                   ---------------------------------------------------------------------------------------
                   Emerging Markets           91   86  146   308   91  131  155   308   28   86  146   308
                   ---------------------------------------------------------------------------------------
                   Diversified Research       88   76  129   276   88  121  138   276   25   76  129   276
                   ---------------------------------------------------------------------------------------
                   Small-Cap Equity           84   65  112   240   84  110  121   240   21   65  112   240
                   ---------------------------------------------------------------------------------------
                   International Large-Cap    90   82  139   295   90  127  148   295   27   82  139   295
                   ---------------------------------------------------------------------------------------
                   Equity                     85   68  116   248   85  113  125   248   22   68  116   248
                   ---------------------------------------------------------------------------------------
                   I-Net Tollkeeper           94   95  162   338   94  140  171   338   31   95  162   338
                   ---------------------------------------------------------------------------------------
                   Multi-Strategy             85   68  116   249   85  113  125   249   22   68  116   249
                   ---------------------------------------------------------------------------------------
                   Equity Income              85   68  116   249   85  113  125   249   22   68  116   249
                   ---------------------------------------------------------------------------------------
                   Strategic Value            88   78  133   284   88  123  142   284   25   78  133   284
                   ---------------------------------------------------------------------------------------
                   Growth LT                  86   71  121   259   86  116  130   259   23   71  121   259
                   ---------------------------------------------------------------------------------------
                   Focused 30                 88   78  133   284   88  123  142   284   25   78  133   284
                   ---------------------------------------------------------------------------------------
                   Mid-Cap Value              87   75  128   273   87  120  137   273   24   75  128   273
                   ---------------------------------------------------------------------------------------
                   Equity Index               81   55   95   206   81  100  104   206   18   55   95   206
                   ---------------------------------------------------------------------------------------
                   Small-Cap Index            85   68  116   249   85  113  125   249   22   68  116   249
                   ---------------------------------------------------------------------------------------
                   REIT                       90   83  142   300   90  128  151   300   27   83  142   300
                   ---------------------------------------------------------------------------------------
                   International Value        88   75  129   275   88  120  138   275   25   75  129   275
                   ---------------------------------------------------------------------------------------
                   Government Securities      85   67  114   245   85  112  123   245   22   67  114   245
                   ---------------------------------------------------------------------------------------
                   Managed Bond               85   66  114   244   85  111  123   244   22   66  114   244
                   ---------------------------------------------------------------------------------------
                   Money Market               82   59  100   217   82  104  109   217   19   59  100   217
                   ---------------------------------------------------------------------------------------
                   High Yield Bond            85   66  114   244   85  111  123   244   22   66  114   244
                   ---------------------------------------------------------------------------------------
                   Large-Cap Value            87   75  128   274   87  120  137   274   24   75  128   274
                   ---------------------------------------------------------------------------------------

                       --------------------------------------------------------
YOUR INVESTMENT        The chart on page 9 of the Prospectus YOUR INVESTMENT
OPTIONS: Your          OPTIONS: Your Variable Investment Options is amended to
Variable               add the following:
Investment Options
is amended

                                                          Primary Investments
  Portfolio               Objective                   (under normal circumstances)        Portfolio Manager
-----------------------------------------------------------------------------------------------------------
 Strategic      Long-term growth of capital.   Common stocks with the potential for long- Janus Capital
 Value                                         term growth of capital.                    Corporation
-----------------------------------------------------------------------------------------------------------
 Focused 30     Long-term growth of capital.   Common stocks selected for their growth    Janus Capital
                                               potential.                                 Corporation
-----------------------------------------------------------------------------------------------------------







4